Schedule of Property, Plant and Equipment (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Property And Equipment Schedule Of Property, Plant And Equipment 1		$ 1,380
Property And Equipment Schedule Of Property, Plant And Equipment 2		1,408
Property And Equipment Schedule Of Property, Plant And Equipment 3		3,554
Property And Equipment Schedule Of Property, Plant And Equipment 4		1,169
Property And Equipment Schedule Of Property, Plant And Equipment 5		(3,092)
Property And Equipment Schedule Of Property, Plant And Equipment 6		(1,206)
Property And Equipment Schedule Of Property, Plant And Equipment 7		1,842
Property And Equipment Schedule Of Property, Plant And Equipment 8		1,371
Equipment Schedule Of Property, Plant And Equipment 1	1,380
Equipment Schedule Of Property, Plant And Equipment 2	1,380
Equipment Schedule Of Property, Plant And Equipment 3	4,534
Equipment Schedule Of Property, Plant And Equipment 4	3,554
Equipment Schedule Of Property, Plant And Equipment 5	5,914
Equipment Schedule Of Property, Plant And Equipment 6	4,934
Equipment Schedule Of Property, Plant And Equipment 7	(3,730)
Equipment Schedule Of Property, Plant And Equipment 8	(3,092)
Equipment Schedule Of Property, Plant And Equipment 9	2,184
Equipment Schedule Of Property, Plant And Equipment 10	$ 1,842